SCHEDULE OF OTHER GAINS / (LOSSES) (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Gains
Net foreign exchange gains/(losses)			$ (5,522)	$ 92,518
Fair value gains on financial liabilities through profit or loss
Impairment loss	[1]			(500,000)
Total other gains / (losses)			$ (5,522)	$ (407,482)

[1]	In August 2018, the Company invested A$250,000